Award Timing Disclosure	12 Months Ended
May 31, 2026 $ / shares
Award Timing Disclosures [Line Items]
Award Underlying Securities Amount	7,000
Award Exercise Price	$ 56.43
Award Timing Method	These options were granted pursuant to a predetermined schedule, and neither the Board of Directors nor the Compensation Committee took material nonpublic information into account when determining the timing and terms of our option awards, and the Company does not purposely accelerate or delay the public release of material information for the purpose of affecting the value of its option awards.